Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,069	4,043
Redeemable	2,186	3,458
Total fair value	4,255	7,501
Unfunded commitments	395	863
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	612	1,819
Redeemable attributable to non-controlling interest	138	107
Unfunded commitments attributable to non-controlling interest	185	405
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	109	29
Redeemable	1,906	3,097
Total fair value	2,015	3,126
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	7	1
Redeemable	106	18
Total fair value	113	19
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	102	28
Redeemable	1,842	3,096
Total fair value	1,944	3,124
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	42.00%	55.00%
Percentage of investment subject to monthly redemption	16.00%	17.00%
Percentage of investment subject to quarterly redemption	14.00%	9.00%
Percentage of investment subject to annual redemption	28.00%	19.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(42)	(17)
Total fair value	(42)	(17)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,960	4,014
Redeemable	280	361
Total fair value	2,240	4,375
Unfunded commitments	395	863
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	296	320
Redeemable	237	361
Total fair value	533	681
Unfunded commitments	1	37
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption		33.00%
Percentage of investment subject to quarterly redemption	87.00%	45.00%
Percentage of investment subject to annual redemption	11.00%	21.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,286	3,345
Redeemable	0	0
Total fair value	1,286	3,345
Unfunded commitments	394	826
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	378	349
Redeemable	43	0
Total fair value	421	349
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	296	320
Redeemable	187	183
Total fair value	483	503
Unfunded commitments	1	6
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	17	53
Redeemable	0	0
Total fair value	17	53
Unfunded commitments	15	2
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	0	25
Total fair value	0	25
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	585	2,236
Redeemable	0	0
Total fair value	585	2,236
Unfunded commitments	123	464
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	302	350
Redeemable	0	0
Total fair value	302	350
Unfunded commitments	98	110
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	50	153
Total fair value	50	153
Unfunded commitments	0	31
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	382	706
Redeemable	0	0
Total fair value	382	706
Unfunded commitments	158	250
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,051	4,037
Redeemable	2,186	3,458
Total fair value	4,237	7,495
Unfunded commitments	394	863
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	612	1,819
Redeemable attributable to non-controlling interest	138	107
Unfunded commitments attributable to non-controlling interest	185	405
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	109	29
Redeemable	1,906	3,097
Total fair value	2,015	3,126
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	7	1
Redeemable	106	18
Total fair value	113	19
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	102	28
Redeemable	1,842	3,096
Total fair value	1,944	3,124
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	42.00%	55.00%
Percentage of investment subject to monthly redemption	16.00%	17.00%
Percentage of investment subject to quarterly redemption	14.00%	9.00%
Percentage of investment subject to annual redemption	28.00%	19.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(42)	(17)
Total fair value	(42)	(17)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,942	4,008
Redeemable	280	361
Total fair value	2,222	4,369
Unfunded commitments	394	863
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	296	320
Redeemable	237	361
Total fair value	533	681
Unfunded commitments	1	37
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption		33.00%
Percentage of investment subject to quarterly redemption	87.00%	45.00%
Percentage of investment subject to annual redemption	11.00%	21.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,268	3,339
Redeemable	0	0
Total fair value	1,268	3,339
Unfunded commitments	393	826
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	378	349
Redeemable	43	0
Total fair value	421	349
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	296	320
Redeemable	187	183
Total fair value	483	503
Unfunded commitments	1	6
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	17	53
Redeemable	0	0
Total fair value	17	53
Unfunded commitments	15	2
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	0	25
Total fair value	0	25
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	567	2,230
Redeemable	0	0
Total fair value	567	2,230
Unfunded commitments	122	464
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	302	350
Redeemable	0	0
Total fair value	302	350
Unfunded commitments	98	110
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	50	153
Total fair value	50	153
Unfunded commitments	0	31
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	382	706
Redeemable	0	0
Total fair value	382	706
Unfunded commitments	158	250